Shareholder Fees {- Fidelity® Intermediate Government Income Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Government Bond Funds Combo PRO-06 | Fidelity® Intermediate Government Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none